UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21726

 Pope Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 805 Memphis, TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 04/30/2007

Date of reporting period: 10/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholder for the period ended October 31, 2006 pursuant to rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) is filed herewith.

HALTER/POPE USX
CHINA FUND

SEMI-ANNUAL REPORT

October 31, 2006

For additional information call Toll Free:	(877) -CHINA35
(877) - 244-6235

Pope Family of Funds	SEMI-ANNUAL REPORT

December 13, 2006

Dear Halter Pope USX China Fund Shareholders:

I am pleased to present the semi-annual report for the Halter Pope USX China Fund (the “Fund”) for the six month period ended October 31, 2006. The Fund’s average annual total returns since inception were 14.33% and 12.20% for Class A and Class C shares, respectively. Class A shares commenced operations on September 23, 2005 while Class C shares commenced operations on July 1, 2005. The average annual total returns of the S&P 500 Total Return Index* for those same periods were 16.35% and 13.35%, respectively. The Fund’s returns during the six month period were -2.66% and -2.91% for Class A and Class C shares, respectively. The return for the S&P 500 Total Return Index during the six month period was 6.11%. During the past six months, the Fund initially experienced a positive gain but, as interest rates rose in the United Sates and around the world, hedge funds began to reverse their large investments in the carry trade and emerging market equities, thereby putting considerable pressure on Chinese equities.

China is now the 4th largest economy in the world (in terms of GDP) with the largest foreign currency reserves at over $1 trillion dollars. As such, we have invested heavily in the emerging consumer market of China. This concentration has begun to show positive gains and I expect it to continue for the foreseeable future. Three areas we are concentrating on are 1) healthcare, 2) education and 3) electricity. Each of these areas have been marketed by the government so as to allow more opportunity for rural farmers and residents to enjoy the same rising income levels the eastern and southern seaboard cities of China have experienced during the last several years.

The Fund’s top five holdings as of October 31, 2006 were as follows:

China Security & Surveillance Technology, Inc.	6.73%
China Mobile, Ltd.	4.76%
China Medical Technologies, Inc.	4.72%
Sinovac Biotech, Ltd.	4.27%
Fushi International, Inc.	4.02%

As of October 31, 2006, the Fund’s industry areas of the portfolio reflect domestic companies with the following weightings:

Telecommunications	24.81%
Energy & Natural Resources	17.61%
Computer & Internet Related Services & Technology	17.42%
Electronics and Electrical Components	13.93%
Education & Healthcare	13.49%
Chemicals	1.81%
Transportation	1.25%

The percentages in the above tables are based on net assets of the Fund as of October 31, 2006 and are subject to change.

Pope Family of Funds	SEMI-ANNUAL REPORT

We believe that the delay by the Chinese government in awarding 3G (third-generation) mobile service licenses to the 4 telecom companies (2 wireline companies and 2 wireless companies) and 11 telecom service, supply and software companies in the Fund’s portfolio was a big reason for under-performance during the 2nd and 3rd quarters of 2006. However, as long-term traders, instead of panicking, we used these six months as a time to take new investment money inflow into the Fund to dramatically increase our positions in these 15 companies. We believe we are going to be rewarded for our confidence. The Chinese government has publicly stated its intention to award the licenses as soon as February 2007. As a result, several of these companies have rallied, as investors believe they will be the beneficiaries of this new technology that will better serve the approximately 398.8 million mobile phone subscribers in China (estimate based on statistics as of January 2006 provided by the Chinese Ministry of Information Industry).

We will continue to ferret out new opportunities in education and healthcare and domestic economy companies as we see the rise of a large middle-class and the growing “Chuppie” class (Chinese Young Urban Professionals) as the driving forces of strong Chinese economic domestic spending.

Our forecast for China’s future is positive. Our objective is to outperform the S & P 500 by a sufficient amount to demonstrate to US-centric investors that: 1) China’s ascension is real; 2) China, with approximately 10% GDP growth and 1% inflation vs. the U.S. with approximately 3% GDP growth and 2% inflation, is a better place to invest under current economic conditions, and 3) over the long-term, China is likely to catch up with the USA as only one of several countries of similar economic strength and might, domestically and internationally.

I want to take this opportunity to thank you for your support and continued interest in our Fund. We truly value our shareholders. If you have any questions please feel free to contact me.

Your Chinese Optimist and Fund Manager,

Stephen L. Parr
Senior Portfolio Manager

This report is intended for the shareholders of the Halter Pope USX China Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s current prospectus, a copy of which may be obtained at www.halterpopechinafund.com/index.html.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. Please consider the Fund’s objective, risk, charges and expenses carefully before investing in the Fund. The prospectus contains information about those and other important matters relating to the Fund. Please read the prospectus carefully before you invest.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Pope Family of Funds	SEMI-ANNUAL REPORT

* The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do no take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Halter Pope USX China Fund, which will not invest in certain securities comprising this index.

Pope Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (04/30/06) and held for the entire period of 04/30/06 through 10/31/06. Please note that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 04/30/06). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2006

Actual Fund Return (in parentheses)	Beginning Account Value 04/30/06	Ending Account Value 10/31/06	Expenses Paid During Period*
Halter Pope USX China Fund Class A (-2.66%)	$1,000.00	$973.40	$10.15
Halter Pope USX China Fund Class C (-2.91%)	1,000.00	970.90	14.90

Hypothetical 5% Fund Return	Beginning Account Value 04/30/06	Ending Account Value 10/31/06	Expenses Paid During Period*
Halter Pope USX China Fund Class A	$1,000.00	$1,014.92	$10.36
Halter Pope USX China Fund Class C	1,000.00	1,010.08	15.20

*Expenses are equal to the Fund’s annualized expense ratios of 2.04% and 3.00% for the Halter Pope USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-244-6235. Please read it carefully before you invest or send money.

POPE FAMILY OF FUNDS HALTER POPE USX CHINA FUND SCHEDULE OF INVESTMENTS

October 31, 2006 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (89.77%)	Shares	Value

BIOTECHNOLOGY (6.06%)
China-Biotics, Inc. *	7,600	$44,080
China-Biotics, Inc. * F	36,900	199,260
Eternal Technologies Group, Inc. *	200,000	93,200
Sinovac Biotech, Ltd. *	250,800	805,068
		1,141,608

CHEMICALS (1.81%)
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	8,000	341,840

COMPUTERS & COMPUTER SERVICES (2.67%)
Comtech Group, Inc. *	10,000	168,800
PacificNet, Inc. *	55,000	333,850
		502,650

E-COMMERCE/SERVICES (2.84%)
Ctrip.com International, Ltd. - ADR	3,000	147,000
Netease.com - ADR *	5,000	82,500
Sun New Media, Inc. *	181,500	304,920
		534,420

ELECTRICAL COMPONENTS & EQUIPMENT (4.97%)
China BAK Battery, Inc. *	35,000	240,100
Fushi International, Inc. *	87,838	527,028
Fushi International, Inc. * F	30,000	168,000
		935,128

ELECTRONICS (8.63%)
China Security & Surveillance Technology, Inc. *	59,500	476,000
China Security & Surveillance Technology, Inc. * F	100,000	750,000
International DisplayWorks, Inc. *	50,000	320,500
NAM TAI Electronics, Inc.	5,000	77,950
		1,624,450

ENERGY-ALTERNATE SOURCES (0.83%)
Suntech Power Holdings Co., Ltd. - ADR *	6,000	156,000

HEALTHCARE - PRODUCTS (4.72%)
China Medical Technologies, Inc. - ADR *	35,000	889,000

INSURANCE (2.69%)
China Life Insurance Co., Ltd. - ADR	6,000	507,180

INTERNET CONTENT ENTERTAINMENT (1.91%)
Shanda Interactive Entertainment, Ltd. - ADR *	15,000	221,550
Tom Online, Inc. - ADR *	10,000	137,300
		358,850

POPE FAMILY OF FUNDS HALTER POPE USX CHINA FUND SCHEDULE OF INVESTMENTS
October 31, 2006 (Unaudited)		SEMI-ANNUAL REPORT

COMMON STOCK - (89.77%) (continued)		Shares	Value

MINING (5.58%)
Aluminum Corp. of China, Ltd. - ADR		20,000	$353,600
Puda Coal, Inc. *		8,975	34,015
Yanzhou Coal Mining Co., Ltd. - ADR		20,000	663,800
			1,051,415

OIL & GAS (9.19%)
China Natural Gas, Inc. *		95,500	317,060
China Petroleum & Chemical Corp. - ADR		6,000	416,220
CNOOC, Ltd. - ADR		5,000	419,100
Far East Energy Corp. *		220,350	246,792
PetroChina Co., Ltd. - ADR		3,000	331,170
			1,730,342

PHARMACEUTICALS (0.02%)
China Pharma Holdings, Inc. *		2,500	3,500

SEMICONDUCTORS (3.01%)
Actions Semiconductor Co., Ltd. - ADR *		68,442	567,384

SOFTWARE (3.13%)
The9, Ltd. - ADR *		25,000	590,250

TELECOMMUNICATIONS (24.81%)
China GrenTech Corp., Ltd. - ADR *		30,000	420,000
China Mobile, Ltd. - ADR		22,000	897,160
China Netcom Group Corp. (Hong Kong), Ltd. - ADR		15,000	539,100
China Techfaith Wireless Communication Technology, Ltd. - ADR *		40,000	293,600
China Telecom Corp., Ltd. - ADR		17,000	642,260
China Unicom, Ltd. - ADR		15,000	165,150
Hurray! Holding Co., Ltd. - ADR *		80,000	519,200
KongZhong Corp. - ADR *		25,000	204,250
Linktone, Ltd. - ADR *		78,900	452,097
Qiao Xing Universal Telephone, Inc. *		35,000	540,750
			4,673,567

TRANSPORTATION (1.25%)
Guangshen Railway Co., Ltd. - ADR		10,000	235,800

UTILITIES (2.01%)
Huaneng Power International, Inc. - ADR		12,000	378,240

WEB PORTALS/ISP (3.64%)
Sohu.com, Inc. *		30,000	685,200

TOTAL COMMON STOCK (Cost $15,927,491)			16,906,824

	Expiration Date-
WARRANTS - (0.55%)	Exercise Price
China Security & Surveillance Technology, Inc. * F	07/31/11 - 5.40	20,000	42,000
Fushi International, Inc. *	12/13/10 - 3.67	26,562	61,890
TOTAL WARRANTS (Cost $0)			103,890

POPE FAMILY OF FUNDS HALTER POPE USX CHINA FUND SCHEDULE OF INVESTMENTS
October 31, 2006 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value

SHORT TERM INVESTMENTS (12.18%)
AIM Liquid Assets Portfolio Institutional Class, 5.25% **	1,152,512	$1,152,512
Fidelity Institutional Money Market Funds - Government Portfolio, 5.16% **	1,140,968	1,140,968
TOTAL SHORT-TERM INVESTMENTS (Cost $2,293,480)		2,293,480

TOTAL INVESTMENTS (Cost $18,220,971) - 102.50%		$19,304,194
LIABILITIES IN EXCESS OF OTHER ASSETS NET - (2.50)%		(470,406)
NET ASSETS - 100%		$18,833,788

*	Non-income producing security.
**	Rate shown represents the rate at October 31, 2006, is subject to change and resets daily.
ADR	American Depositary Receipt

F     These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at October 31, 2006 is $1,159,260 which represents 6.16% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved. China-Biotics, Inc. was acquired on 03/24/06 at a price of $2.71 per share. The current fair value of such security is $5.40 per share which is 93.10% of the market value of unrestricted securities of the same issuer. China Security & Surveillance Technology, Inc. was acquired on 07/05/06 at a price of $3.50 per share. The current fair value of such security is $7.50 per share which is 93.75% of the market value of unrestricted securities of the same issuer. Fushi International, Inc. was acquired on 09/15/06 at a price of $6.25 per share. The current fair value of such security is $5.60 per share which is 93.33% of the market value of unrestricted securities of the same issuer.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2006 (Unaudited)	SEMI-ANNUAL REPORT

Halter Pope
USX China Fund
Assets:
Investments, at market (cost: $18,220,971)	$19,304,194
Cash	11,544
Receivables:
Investments sold	32,723
Fund shares sold	19,026
Dividends and interest	7,749
Prepaid expenses	36,638
Total assets	19,411,874

Liabilities:
Payables:
Investments purchased	527,463
Fund shares redeemed	32,474
Other liabilities and accrued expenses	6,581
Due to administrator	8,047
Distribution fees	3,521
Total liabilities	578,086
Net Assets	$18,833,788

Net Assets consist of:
Common stock	$1,608
Additional paid-in capital	17,711,878
Accumulated net realized gain on investments	49,736
Accumulated net investment loss	(12,657)
Net unrealized appreciation on investments	1,083,223

Total Net Assets (1,608,320 shares outstanding; unlimited shares of $0.001 par value
authorized)	$18,833,788

Class A shares:
Net Assets applicable to 1,578,456 shares outstanding	$18,485,576
Net Asset Value per share	$11.71

Offering price per share Class A *	$12.26

Redemption price per share Class A **	$11.65

Class C shares:
Net Assets applicable to 29,864 shares outstanding	$348,212
Net Asset Value and offering price per share	$11.66

Redemption price per share Class C ***	$11.54

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within twelve months following such investments.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

Halter Pope
USX China Fund

For the six month period ended
October 31, 2006
(Unaudited)
Investment income:
Interest	$8,745
Dividends	105,138
Total investment income	113,883

Expenses:
Investment advisory fees	76,183
Distribution fees - Class A	2,969
Distribution fees - Class C	1,061
Accounting and transfer agent fees	41,438
Legal fees	14,341
Insurance fees	15,311
Registration fees	15,576
Audit fees	7,799
Compliance officer compensation	9,075
Out of pocket expenses	7,559
Miscellaneous	11,954
Custody fees	5,245
Trustee fees	475
Printing fees	166
Total expenses	209,152
Less: fees waived and expenses absorbed	(82,612)
Net expenses	126,540

Net investment loss	(12,657)

Realized and Unrealized gains (losses) on investments:
Net realized loss on investments	(68,166)
Net change in unrealized appreciation on investments	84,043
Net gain on investments	15,877

Net increase in net assets resulting from operations	$3,220

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	Halter Pope USX China Fund *

	For the six month period ended	For the period July 1, 2005 to
	October 31, 2006	April 30, 2006
	(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$(12,657)	$(19,968)
Net realized gain (loss) on investments	(68,166)	137,870
Net change in unrealized appreciation on investments	84,043	999,180
Net increase in net assets resulting from operations	3,220	1,117,082

Increase in net assets from Fund share transactions (Note 2)	7,219,796	10,393,690

Total increase in net assets	7,223,016	11,510,772

Net Assets:
Beginning of period	11,610,772	100,000
End of period (including accumulated net investment loss of
($12,657) and undistributed net investment income of $0, respectively)	$18,833,788	$11,610,772

* The Halter Pope USX China Fund commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Class A *

	For the six month	For the Period
	period ended	September 23, 2005
	October 31, 2006	to April 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(0.31)	1.92
Total from investment operations	(0.32)	1.93

Net Asset Value, End of Period	$11.71	$12.03

Total Return (b)	(2.66)%	19.11%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$18,486	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.38%[1]	9.46%[1]
After fees waived and expenses absorbed	2.04%[1]	1.99%[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.52)%[1]	(7.38)%[1]
After fees waived and expenses absorbed	(0.19)%[1]	0.09%[1]

Portfolio turnover rate	20.65%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
[1]	Annualized.

* The Halter Pope USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Class C **

	For the six month	For the Period
	period ended	July 1, 2005 to
	October 31, 2006	April 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$12.01	$10.00

Investment Operations:
Net investment loss (a)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.29)	2.11
Total from investment operations	(0.35)	2.01

Net Asset Value, End of Period	$11.66	$12.01

Total Return (b)	(2.91)%	20.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$348	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.96%[1]	7.94%[1]
After fees waived and expenses absorbed	3.00%[1]	1.67%[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.06)%[1]	(7.40)%[1]
After fees waived and expenses absorbed	(1.10)%[1]	(1.12)%[1]

Portfolio turnover rate	20.65%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
[1]	Annualized.

** The Halter Pope USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2006 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Pope Family of Funds, (the “Trust”) was organized on February 25, 2005 as a Delaware statutory trust. The sole series of shares of the Trust is the Halter Pope USX China Fund (the “Fund”). The Fund is a non-diversified Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was registered to offer two classes of shares, Class A and Class C shares. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The Fund’s investment objective is long term growth of capital.

The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)  Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security was purchased in a private placement and is an illiquid investment (e.g., “restricted securities” that are not freely tradable because they are not registered under federal securities laws). Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. At October 31, 2006, three (3) securities were valued as determined by the Board of Trustees.

b) Restricted Securities—The investments in 30,000 shares of Fushi International, Inc., 36,900 shares of China-Biotics, Inc., 100,000 shares of China Security & Surveillance Technology, Inc. and 20,000 warrants of China Security & Surveillance Technology, Inc. were initiated by Pope Asset Management, LLC (the “Adviser”) as private placement offerings. Other clients of the Adviser also participated in the private placement. The securities that are part of the private placement are restricted from sale until such time as their registrations become effective and the restrictions are lifted.
These securities have been valued based upon fair value pricing procedures approved by the Board of Trustees after considering certain pertinent factors including but not limited to the restriction from sale, the results of operations, economic news and expectations and currency changes. The securities have been priced at a discount from market quotations available for these securities. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The total fair value of these securities at October 31, 2006 is $1,159,260, which represents 6.16% of total net assets.

c) Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2006 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)  Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains.

e)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Halter Pope USX China Fund Class A and Class C shares for the six month period ended October 31, 2006 were as follows:

	Class A
	Shares	Amount
Sold	636,919	$7,142,128
Redeemed	(6,847)	(77,253)
Net Increase	630,072	$7,064,875

	Class C
	Shares	Amount
Sold	16,355	$189,506
Redeemed	(3,271)	(34,585)
Net Increase	13,084	$154,921

Transactions in shares of capital stock for the Halter Pope USX China Fund Class A shares for the period September 23, 2005 through April 30, 2006 were as follows:
	Class A
	Shares	Amount
Sold	995,063	$10,931,867
Redeemed	(46,679)	(550,823)
Net Increase	948,384	$10,381,044

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2006 (Unaudited)

2. CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Halter Pope USX China Fund Class C shares for the period July 1, 2005 through April 30, 2006 were as follows:

	Class C
	Shares	Amount
Sold	647,948	$6,807,023
Redeemed	(641,168)	(6,794,377)
Net Increase	6,780	$12,646

3.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2006, aggregate purchases and sales of investment securities (excluding short-term investments) for the Halter Pope USX China Fund were as follows:

Purchases	Sales
$8,091,622	$2,532,155
There were no government securities purchased or sold during the period.

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective April 28, 2005, the Fund has entered into an Advisory Agreement with Pope Asset Management, LLC (the “Adviser”) to provide investment management services to the Fund in accordance with its investment objectives, policies and restrictions. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.25% as applied to the Fund’s average daily net assets. For the six month period ended October 31, 2006, the Halter Pope USX China Fund incurred $76,183 of advisory fees. For the six month period ended October 31, 2006, the Adviser waived advisory fees of $76,183.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Pursuant to the Agreement, the Adviser has agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.25% of the Fund's average daily net assets. Effective February 1, 2006, the Adviser has voluntarily reduced the expense limitation to 2.00% of the Fund's average daily net assets. For the six moth period ended October 31, 2006, the Adviser reimbursed $6,429 of Fund expenses.

One trustee of the Fund is also an officer of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives a minimum fee of $6,250 per month. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets. For the six month period ended October 31, 2006, Matrix earned $37,808, with $6,096 remaining payable at October 31, 2006.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year. For the six month period ended October 31, 2006, Matrix earned $9,075, with $1,464 remaining payable at October 31, 2006.

Certain officers of the Fund are also employees of Matrix.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2006 (Unaudited)

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Fund. Matrix serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund. For the six month period ended October 31, 2006, Matrix received $3,630 of distribution fees, with $486 remaining payable at October 31, 2006.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the Plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in the Halter Pope USX China Fund took effect September 23, 2005 and July 1, 2005, respectively. For the six month period ended October 31, 2006, the Fund accrued $2,969 and $1,061 in 12b-1 expenses attributable to Class A and Class C shares, respectively.

5. TAX MATTERS

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of April 30, 2006, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis was as follows:

Halter Pope USX China Fund
Cost of investments for tax purposes	$10,701,727
Unrealized Appreciation / (Depreciation):
Gross Appreciation	1,328,466
Gross Depreciation	(329,286)
Net Unrealized Appreciation / (Depreciation)	$999,180
Undistributed Ordinary Income:	117,902
Distributable Earnings, Net	$1,117,082

There were no distributions during the six month period ended October 31, 2006 or during the period July 1, 2005 to April 30, 2006 for the Halter Pope USX China Fund.

6. RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income and accumulated net realized gain (loss) on a tax basis which is considered to be more informative to the shareholder. As of April 30, 2006, the Fund recorded the following reclassifications to increase (decrease) the capital accounts listed below:

	Undistributed Net Investment Loss	Accumulated Net Realized Gain
Halter Pope USX China Fund	$ 19,968	$ (19,968)

7. CONCENTRATION OF RISK

The Halter Pope USX China Fund will primarily invest 80% of its assets in equity securities issued by companies listed on the Halter USX China Index which is mainly comprised of U.S. listed companies doing business in China. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2006 (Unaudited)

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2006, Stern Agee & Leach, Inc. held 37.08% of Class A Halter Pope USX China Fund in an omnibus account for the sole benefit of its customers. As of October 31, 2006, ADP Clearing & Outsourcing Services, Inc. held 67.18% of Class C Halter Pope USX China Fund in an omnibus account for the sole benefit of its customers and Stern Agee & Leach, Inc. held 32.82% of Class C Halter Pope USX China Fund in an omnibus account for the sole benefit of its customers.

9. ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The Trust's Board of Trustees unanimously approved the continuation of the Advisory Agreement for a one year period ending June 30, 2007 after reviewing and considering such information as the Board deemed reasonably necessary to evaluate the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the Expense Limitation Agreement; the Adviser's history and experience; and the effect growth of assets of the Fund would have on the Fund's advisory fees and expense ratio. To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Adviser to the Board including information about the Adviser, its business, its finances, its personnel, its services to the Funds and comparative expense ratio information for other mutual funds with similar strategies as the Fund (the "Advisor Memo"); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees.

In considering the nature and scope of the services provided by the Adviser, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services being provided by the Adviser including without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. The Board also considered that the Trust's executive officers, other than the chief compliance officer, are employees of the Adviser, and that these officers would serve without additional compensation. After reviewing the foregoing information, reviewing further information in the Adviser Memo (e.g., descriptions of the Adviser's business and the Adviser's Form ADV), and discussing the Adviser's proposed services to the Fund with the Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

In examining the investment performance of the Fund and the Adviser, the Board compared the performance of the Fund with the performance of the benchmark indices, comparable funds managed by other advisers and comparable peer group indices. The Board also considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies. Following further discussion of the investment performance of the Fund, the Adviser’s experience managing the Fund and separate accounts, and other factors, the Board concluded that the investment performance of the Fund and Adviser was satisfactory.

In regards to the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall expenses of the Fund, including certain fee waivers and reimbursements by the Adviser on behalf of the Fund. The Board compared the Fund’s proposed management fee with fees paid to other investment advisers by other actively managed funds that invest primarily or substantially in companies in China. The Board also compared the expense ratios of comparable funds to the Fund’s expense cap through the Expense Limitation Agreement. The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2006 (Unaudited)

9. ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT (continued)

The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund’s expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund’s expense ratio was not as low as that of some other funds with certain comparable characteristics. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser's name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser's clients other than the Fund. After comparing the fees under the Investment Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

To the extent which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefits of the Fund’s investors, the Board considered that the Fund’s fee arrangements with the Adviser involve both the management fee and the Expense Limitation Agreement. The Board determined that, while the management fee would remain the same at all asset levels, the Fund has experienced benefits from the Expense Limitation Agreement, and will continue to do so until the Fund’s assets grow to a level where the Adviser begins receiving its full fees. Thereafter, the Board noted that the Fund would continue to benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser continued to provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected net asset levels for the next year, the Fund’s arrangements with the Adviser were fair and reasonable.

With regards to brokerage and portfolio transactions, the Board considered the Adviser’s standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions. The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”). After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transaction; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of those Trustees who are not parties to such agreement or interested persons of any such party, voting separately, approved the Investment Advisory Agreement to continue for a one year period ending June 30, 2007 upon the terms and for the compensation described therein.

10. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implication of FIN 48 and its impact in the financial statements has not yet been determined.

Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 877-244-6235; and on the Commission’s website at http://www.sec.gov.

Pope Family of Funds
5100 Poplar Avenue
Suite 805
Memphis, TN 38137

INVESTMENT ADVISER
Pope Asset Management, LLC
5100 Poplar Avenue
Suite 805
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
335 Madison Avenue
11th Floor
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
3737 Glenwood Avenue
Suite 400
Raleigh, NC 27612

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholder filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were so significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pope Family of Funds

/s/
By Stephen L. Parr, President
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/
By Stephen L. Parr, President
Date: December 28, 2006

/s/
By Casey McCandless, Treasurer
Date: December 28, 2006